RSAs and RSUs (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash, stock-based compensation expense	$ 12	$ 16	$ 23
Stock Based Compensation vesting increments
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Weighted average grant date fair value	$ 54.64	$ 48.26	$ 51.20	$ 57.92
Awards granted weighted average grant date fair value	84.58	74.55	47.16
Vested Weighted Average Grant Date Fair Value	53.68	54.76	58.02
Forfeited Weighted Average Grant Date Fair Value	$ 52.49	$ 44.88	$ 55.60
Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 16
Non-cash, stock-based compensation expense	21	$ 29	$ 31
Restricted Stock Units Equity Award [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 2
Weighted average remaining vesting period	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted	12,000	17,500	225,000
Awards granted weighted average grant date fair value	$ 84.67	$ 75.69	$ 43.47
Restricted Stock Units Liability Award [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted	4,000	1,000	71,000
Restricted Stock Units (RSUs) [Member] | Accrued Employee Liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 1	$ 1
Restricted Stock Units (RSUs) [Member] | Employee Benefits [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	6	4
Restricted Stock Units (RSUs) [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	2
Non-cash, stock-based compensation expense	$ 6	12	$ 5
Weighted average remaining vesting period	1 year 1 month
Cash payments	$ 1	$ 8	$ 5
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at beginning of period	161,000	403,000	257,000
Granted	16,000	19,000	296,000
Vested	(80,000)	(200,000)	(123,000)
Forfeited	(6,000)	(61,000)	(27,000)
Non-vested at end of period	91,000	161,000	403,000
Awards granted weighted average grant date fair value	$ 84.34	$ 59.34	$ 46.29
Restricted Stock [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 0
Non-cash, stock-based compensation expense	$ 0	$ 3	$ 17
Weighted average remaining vesting period	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at beginning of period	19,000	228,000	656,000
Granted			117,000
Vested	(10,000)	(199,000)	(482,000)
Forfeited		(10,000)	(63,000)
Non-vested at end of period	9,000	19,000	228,000
Awards granted weighted average grant date fair value			$ 53.48
Maximum [Member] | Restricted Stock [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 1
Director [Member] | Restricted Stock Units (RSUs) [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at end of period	7,000
Weighted average grant date fair value	$ 62.13